Other Liabilities And Provisions (Schedule Of Other Liabilities And Provisions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities And Provisions [Line Items]
Obligation under Capital Lease	$ 69
Unrecognized Tax Benefits	134	178
Pensions and Other Post-Employment Benefits	165	184
Other	18	23
Other Liabilities and Provisions	2,672	2,301
The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Asset under Construction	1,674	1,309
Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Asset under Construction	$ 612	$ 607